Note 4 - Loans and Leases - Aging of the Recorded Investment in Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Past due	$ 2,515	$ 3,688
Loans and leases not past due	631,588	572,736
Loans and leases	634,103	576,424
Financial Asset, 30 to 59 Days Past Due [Member]
Past due	1,943	2,888
Financial Asset, 60 to 89 Days Past Due [Member]
Past due	181	458
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	391	342
Residential 1 - 4 Family Real Estate [Member]
Past due	968	3,130
Loans and leases not past due	110,093	119,775
Loans and leases	111,061	122,905
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due	795	2,709
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due		99
Residential 1 - 4 Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	173	322
Commercial and Multi-Family Real Estate [Member]
Past due	861	494
Loans and leases not past due	330,154	332,161
Loans and leases	331,015	332,655
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due	468	177
Commercial and Multi-Family Real Estate [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due	181	302
Commercial and Multi-Family Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	212	15
Agriculture [Member]
Past due
Loans and leases not past due	9,707	9,770
Loans and leases	9,707	9,770
Agriculture [Member] | Real Estate Loan [Member]
Past due
Loans and leases not past due	43,817	34,959
Loans and leases	43,817	34,959
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due
Agriculture [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Real Estate Loan [Member]
Past due
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due
Agriculture [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Real Estate Loan [Member]
Past due
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due
Agriculture [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Real Estate Loan [Member]
Past due
Commercial Portfolio Segment [Member]
Past due	676	62
Loans and leases not past due	130,897	67,826
Loans and leases	131,573	67,888
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due	676
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due		57
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due		5
Consumer Portfolio Segment [Member]
Past due	10	2
Loans and leases not past due	6,920	8,245
Loans and leases	6,930	8,247
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Past due	4	2
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Past due
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Past due	$ 6